Prepaid Expense and Other Current Assets (Details) - Schedule of Prepaid Expense and Other Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expense and Other Current Assets [Abstract]
Prepaid operating cost	$ 336,526	$ 978,444
Prepaid service cost	97,684	52,363
Others	18,402	28,468
Total	$ 452,612	$ 1,059,275